Taxation - Schedule of Reconciliation of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Current Tax Liabilities [Abstract]
Beginning balance, January 1	$ 8,990	$ 7,323
Current tax charge	6,978	8,999
Unrealized exchange loss(gain)	8	(684)
Penalties and Interest accrued	512	283
VAT refunds offset against current tax liabilities	(826)	(82)
Closing balance, December 31	(6,642)	(8,990)
Current tax paid	9,020	6,849
Withholding tax paid	1,371	901
Total tax paid	$ 10,391	$ 7,750